SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2017
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (A)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Managed Properties
Andover Place	IL	Little Rock	AR	13,995	629	14,664	783	285	629	14,785	947	16,361	(1,381)	14,980	1991/NA	2015	3-40 years
Desert Flower	AL/MC	Scottsdale	AZ	17,050	2,295	16,901	101	1,414	2,295	17,814	602	20,711	(2,933)	17,778	1999/2005	2012	3-40 years
Arcadia Place	IL	Vista	CA	16,575	1,569	14,252	804	436	1,569	14,414	1,078	17,061	(1,477)	15,584	1989/NA	2015	3-40 years
Chateau at Harveston	IL	Temecula	CA	24,964	1,564	27,532	838	161	1,564	27,620	911	30,095	(2,453)	27,642	2008/NA	2015	3-40 years
Golden Oaks	IL	Yucaipa	CA	22,454	772	24,989	867	324	772	25,118	1,062	26,952	(2,415)	24,537	2008/NA	2015	3-40 years
Orchard Park	AL/MC	Clovis	CA	15,957	1,126	16,889	45	702	1,126	17,351	285	18,762	(2,816)	15,946	1998/2007	2012	3-40 years
Rancho Village	IL	Palmdale	CA	18,429	323	22,341	882	365	323	22,410	1,178	23,911	(2,270)	21,641	2008/NA	2015	3-40 years
Sunshine Villa	AL/MC	Santa Cruz	CA	20,661	2,243	21,082	58	795	2,243	21,498	437	24,178	(3,476)	20,702	1990/NA	2012	3-40 years
The Remington	IL	Hanford	CA	13,628	1,300	16,003	825	415	1,300	16,123	1,120	18,543	(1,561)	16,982	1997/NA	2015	3-40 years
The Springs of Escondido	IL	Escondido	CA	15,375	670	14,392	721	1,491	670	15,168	1,436	17,274	(1,502)	15,772	1986/NA	2015	3-40 years
The Springs of Napa	IL	Napa	CA	15,408	2,420	11,978	700	209	2,420	12,008	879	15,307	(1,306)	14,001	1996/NA	2015	3-40 years
Quincy Place	IL	Denver	CO	16,435	1,180	18,200	825	491	1,180	18,340	1,176	20,696	(1,659)	19,037	1996/NA	2015	3-40 years
Augustine Landing	IL	Jacksonville	FL	19,076	680	19,635	770	240	680	19,761	884	21,325	(1,679)	19,646	1999/NA	2015	3-40 years
Barkley Place	AL/MC	Fort Myers	FL	11,254	1,929	9,158	1,040	576	1,929	9,887	887	12,703	(2,205)	10,498	1988/NA	2013	3-40 years
Grace Manor	AL/MC	Port Orange	FL	4,146	950	4,482	135	152	950	4,560	209	5,719	(459)	5,260	2011/NA	2015	3-40 years
Marion Woods	IL	Ocala	FL	19,936	540	20,048	882	557	540	20,198	1,289	22,027	(1,941)	20,086	2003/NA	2015	3-40 years
Royal Palm	AL/MC	Port Charlotte	FL	14,173	2,019	13,696	1,370	2,055	2,019	14,686	2,435	19,140	(3,476)	15,664	1985/NA	2013	3-40 years
Sterling Court	IL	Deltona	FL	9,249	1,095	13,960	954	259	1,095	14,101	1,072	16,268	(1,726)	14,542	2008/NA	2015	3-40 years
Summerfield	AL/MC	Bradenton	FL	12,281	1,367	14,361	1,247	1,113	1,367	14,676	2,045	18,088	(3,471)	14,617	1988/NA	2013	3-40 years
Sunset Lake Village	AL/MC	Venice	FL	9,931	1,073	13,254	838	745	1,073	13,362	1,475	15,910	(2,592)	13,318	1998/NA	2013	3-40 years
University Pines	IL	Pensacola	FL	21,057	1,080	19,150	777	241	1,080	19,299	869	21,248	(1,642)	19,606	1996/NA	2015	3-40 years
Venetian Gardens	IL	Venice	FL	16,360	865	21,173	860	356	865	21,269	1,120	23,254	(2,227)	21,027	2007/NA	2015	3-40 years
Village Place	AL/MC	Port Charlotte	FL	8,262	1,064	8,503	679	742	1,064	8,604	1,320	10,988	(1,977)	9,011	1998/NA	2013	3-40 years
Windward Palms	IL	Boynton Beach	FL	16,597	1,564	20,097	867	672	1,564	20,349	1,287	23,200	(2,180)	21,020	2007/NA	2015	3-40 years
Ivy Springs Manor	AL/MC	Buford	GA	13,704	1,230	13,067	270	223	1,230	13,165	395	14,790	(1,171)	13,619	2012/NA	2015	3-40 years
Pinegate	IL	Macon	GA	12,902	540	12,290	811	257	540	12,403	955	13,898	(1,282)	12,616	2001/NA	2015	3-40 years
Kalama Heights	IL	Kihei	HI	22,896	3,360	27,212	846	512	3,360	27,422	1,148	31,930	(2,384)	29,546	2000/NA	2015	3-40 years
Willow Park	AL/MC	Boise	ID	13,308	1,456	13,548	58	554	1,456	13,948	212	15,616	(2,381)	13,235	1997/2011	2012	3-40 years
Grandview	AL/MC	Peoria	IL	11,358	1,606	12,015	280	337	1,606	12,192	440	14,238	(1,258)	12,980	2014	2014	3-40 years
Redbud Hills	IL	Bloomington	IN	16,500	2,140	17,839	797	226	2,140	17,945	917	21,002	(1,613)	19,389	1998/NA	2015	3-40 years
Greenwood Terrace	IL	Lenexa	KS	19,643	950	21,883	811	1,042	950	22,022	1,714	24,686	(2,117)	22,569	2003/NA	2015	3-40 years
Waterview Court	IL	Shreveport	LA	6,449	1,267	4,070	376	783	1,267	4,605	624	6,496	(910)	5,586	1999/NA	2015	3-40 years
Bluebird Estates	IL	East Longmeadow	MA	21,812	5,745	24,591	954	184	5,745	24,694	1,035	31,474	(2,629)	28,845	2008/NA	2015	3-40 years
Quail Run Estates	IL	Agawam	MA	18,799	1,410	21,330	853	547	1,410	21,550	1,180	24,140	(2,139)	22,001	1996/NA	2015	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (A)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Genesee Gardens	IL	Flint Township	MI	15,900	420	17,080	825	439	420	17,356	988	18,764	(1,574)	17,190	2001/NA	2015	3-40 years
The Gardens	AL/MC	Ocean Springs	MS	6,109	850	7,034	460	446	850	7,247	693	8,790	(1,153)	7,637	1999/2004/2013	2014	3-40 years
Aspen View	IL	Billings	MT	14,110	930	22,611	881	146	930	22,784	854	24,568	(2,001)	22,567	1996/NA	2015	3-40 years
Cedar Ridge	IL	Burlington	NC	15,637	1,030	20,330	832	259	1,030	20,391	1,030	22,451	(1,718)	20,733	2006/NA	2015	3-40 years
Courtyards at Berne Village	AL/MC	New Bern	NC	14,958	1,657	12,893	1,148	865	1,657	13,254	1,652	16,563	(3,023)	13,540	1985/2004	2013	3-40 years
Crescent Heights	IL	Concord	NC	21,022	1,960	21,290	867	224	1,960	21,378	1,003	24,341	(2,267)	22,074	2008/NA	2015	3-40 years
Forsyth Court	IL	Winston Salem	NC	13,274	1,428	13,286	499	943	1,428	13,730	998	16,156	(1,562)	14,594	1989/NA	2015	3-40 years
Lodge at Wake Forest	IL	Wake Forest	NC	22,538	1,209	22,571	867	282	1,209	22,672	1,048	24,929	(2,265)	22,664	2008/NA	2015	3-40 years
Shads Landing	IL	Charlotte	NC	21,733	1,939	21,988	846	195	1,939	22,086	943	24,968	(2,371)	22,597	2008/NA	2015	3-40 years
Woods at Holly Tree	IL	Wilmington	NC	27,383	3,310	24,934	811	432	3,310	25,014	1,163	29,487	(2,170)	27,317	2001/NA	2015	3-40 years
Rolling Hills Ranch	IL	Omaha	NE	14,296	1,022	16,251	846	191	1,022	16,359	929	18,310	(1,825)	16,485	2007/NA	2015	3-40 years
Kirkwood Corners	AL/MC	Lee	NH	2,459	578	1,847	124	319	578	2,012	278	2,868	(429)	2,439	1996	2014	3-40 years
Maple Suites	IL	Dover	NH	24,895	1,084	30,943	838	274	1,084	31,059	996	33,139	(3,116)	30,023	2007/NA	2015	3-40 years
Pine Rock Manor	AL/MC	Warner	NH	8,074	780	8,580	378	395	780	8,784	569	10,133	(1,467)	8,666	1994	2014	3-40 years
Pines of New Market	AL/MC	Newmarket	NH	5,876	629	4,879	353	353	629	5,107	478	6,214	(853)	5,361	1999	2014	3-40 years
Montara Meadows	IL	Las Vegas	NV	11,670	1,840	11,654	1,206	1,250	1,840	12,160	1,950	15,950	(1,787)	14,163	1986/NA	2015	3-40 years
Manor at Woodside	IL	Poughkeepsie	NY	17,150	—	12,130	670	799	—	12,659	940	13,599	(2,418)	11,181	2001/NA	2013	3-40 years
Alexis Gardens	IL	Toledo	OH	17,384	450	18,412	811	310	450	18,537	996	19,983	(1,676)	18,307	2002/NA	2015	3-40 years
Copley Place	IL	Copley	OH	15,308	553	19,125	867	192	553	19,236	948	20,737	(2,009)	18,728	2008/NA	2015	3-40 years
Laurelwood	AL/MC	Dayton	OH	6,815	1,056	7,755	750	747	1,056	7,927	1,325	10,308	(1,795)	8,513	1994/NA	2014	3-40 years
Lionwood	IL	Oklahoma City	OK	4,523	744	5,180	383	588	744	5,430	721	6,895	(794)	6,101	2000/NA	2015	3-40 years
Parkrose Chateau	IL	Portland	OR	12,569	2,741	17,472	749	372	2,741	17,676	917	21,334	(1,613)	19,721	1991/NA	2015	3-40 years
Sheldon Park	AL/MC	Eugene	OR	19,158	929	20,662	91	777	929	21,265	265	22,459	(3,380)	19,079	1998/NA	2012	3-40 years
Stone Lodge	IL	Bend	OR	19,675	1,200	25,753	790	286	1,200	25,860	969	28,029	(2,056)	25,973	1999/NA	2015	3-40 years
Glen Riddle	AL/MC	Media	PA	19,753	1,932	16,169	870	835	1,932	16,599	1,275	19,806	(3,017)	16,789	1995/NA	2013	3-40 years
Niagara Village	IL	Erie	PA	12,845	750	16,544	790	679	750	16,649	1,364	18,763	(1,571)	17,192	1999/NA	2015	3-40 years
Schenley Gardens	AL/MC	Pittsburgh	PA	6,420	3,227	11,521	410	1,113	3,227	12,165	879	16,271	(2,245)	14,026	1996/NA	2013	3-40 years
Indigo Pines	IL	Hilton Head	SC	15,334	2,850	15,970	832	1,130	2,850	16,088	1,844	20,782	(1,671)	19,111	1999/NA	2015	3-40 years
Holiday Hills Estates	IL	Rapid City	SD	12,063	430	22,209	790	228	430	22,306	921	23,657	(1,815)	21,842	1999/NA	2015	3-40 years
Echo Ridge	IL	Knoxville	TN	20,910	1,522	21,469	770	204	1,522	21,577	866	23,965	(1,868)	22,097	1997/NA	2015	3-40 years
Maple Court	AL/MC	Powell	TN	3,674	761	6,482	305	113	761	6,490	410	7,661	(866)	6,795	2013	2014	3-40 years
Raintree Terrace	AL/MC	Knoxville	TN	7,338	643	8,643	490	468	643	8,776	825	10,244	(1,492)	8,752	2012	2014	3-40 years
Courtyards at River Park	AL/MC	Fort Worth	TX	20,518	2,140	16,671	672	1,660	2,140	17,639	1,364	21,143	(3,554)	17,589	1986/NA	2012	3-40 years
Cypress Woods	IL	Kingwood	TX	17,580	1,376	19,815	860	281	1,376	19,947	1,009	22,332	(2,099)	20,233	2008/NA	2015	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (A)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Legacy at Bear Creek	AL/MC	Keller	TX	11,375	1,770	11,468	810	190	1,770	11,528	940	14,238	(1,099)	13,139	2013/NA	2015	3-40 years
Legacy at Georgetown	AL/MC	Georgetown	TX	14,625	3,540	14,653	840	100	3,540	14,700	893	19,133	(1,320)	17,813	2013/NA	2015	3-40 years
Windsor	AL/MC	Dallas	TX	21,453	5,580	31,306	1,250	1,493	5,580	32,088	1,961	39,629	(3,866)	35,763	1972/2009	2014	3-40 years
Canyon Creek	AL/MC	Cottonwood Heights	UT	15,776	1,488	16,308	59	1,028	1,488	16,847	548	18,883	(2,772)	16,111	2001/NA	2012	3-40 years
Chateau Brickyard	IL	Salt Lake City	UT	6,518	700	3,297	15	1,072	700	4,041	343	5,084	(957)	4,127	1984/2007	2012	3-40 years
Golden Living	AL/MC	Taylorsville	UT	7,363	1,111	3,126	39	984	1,111	3,765	384	5,260	(909)	4,351	1976/1994	2012	3-40 years
Heritage Place	AL/MC	Bountiful	UT	13,797	570	9,558	50	1,346	570	10,464	490	11,524	(2,111)	9,413	1978/2000	2012	3-40 years
Olympus Ranch	IL	Murray	UT	18,657	1,407	20,515	846	278	1,407	20,695	944	23,046	(2,018)	21,028	2008/NA	2015	3-40 years
Elm Park Estates	IL	Roanoke	VA	13,582	990	15,648	770	319	990	15,737	1,000	17,727	(1,449)	16,278	1991/NA	2015	3-40 years
Heritage Oaks	IL	Richmond	VA	11,407	1,630	9,570	705	790	1,630	9,945	1,120	12,695	(2,124)	10,571	1987/NA	2013	3-40 years
Bridge Park	IL	Seattle	WA	15,694	2,315	18,607	1,135	265	2,315	18,708	1,299	22,322	(2,075)	20,247	2008/NA	2015	3-40 years
Peninsula	IL	Gig Harbor	WA	21,190	2,085	21,983	846	121	2,085	22,059	891	25,035	(2,125)	22,910	2008/NA	2015	3-40 years
The Jefferson	IL	Middleton	WI	13,394	1,460	15,540	804	222	1,460	15,628	938	18,026	(1,466)	16,560	2005/NA	2015	3-40 years
Managed Properties Total				1,204,406	118,637	1,296,317	55,774	45,464	118,637	1,317,771	79,784	1,516,192	(158,519)	1,357,673
Triple Net Lease
Vista de la Montana	IL	Surprise	AZ	9,124	1,131	11,077	635	—	1,131	11,077	635	12,843	(1,674)	11,169	1998/NA	2013	3-40 years
Simi Hills	IL	Simi Valley	CA	18,626	3,209	21,999	730	—	3,209	21,999	730	25,938	(2,855)	23,083	2006/NA	2013	3-40 years
The Westmont	IL	Santa Clara	CA	13,359	—	18,049	754	—	—	18,049	754	18,803	(2,530)	16,273	1991/NA	2013	3-40 years
Courtyard at Lakewood	IL	Lakewood	CO	11,400	1,327	14,198	350	—	1,327	14,198	350	15,875	(1,782)	14,093	1992/NA	2013	3-40 years
Greeley Place	IL	Greeley	CO	10,550	237	13,859	596	—	237	13,859	596	14,692	(1,898)	12,794	1986/NA	2013	3-40 years
Parkwood Estates	IL	Fort Collins	CO	13,873	638	18,055	627	—	638	18,055	627	19,320	(2,355)	16,965	1987/NA	2013	3-40 years
Pueblo Regent	IL	Pueblo	CO	10,389	446	13,800	377	—	446	13,800	377	14,623	(1,703)	12,920	1985/NA	2013	3-40 years
Lodge at Cold Spring	IL	Rocky Hill	CT	18,765	—	25,807	605	—	—	25,807	605	26,412	(3,132)	23,280	1998/NA	2013	3-40 years
Village Gate	IL	Farmington	CT	19,263	3,591	23,254	268	—	3,591	23,254	268	27,113	(2,567)	24,546	1989/NA	2013	3-40 years
Cherry Laurel	IL	Tallahassee	FL	15,960	1,100	20,457	668	—	1,100	20,457	668	22,225	(2,668)	19,557	2001/NA	2013	3-40 years
Desoto Beach Club	IL	Sarasota	FL	18,153	668	23,944	668	—	668	23,944	668	25,280	(3,011)	22,269	2005/NA	2013	3-40 years
Regency Residence	IL	Port Richey	FL	11,460	1,100	14,088	771	—	1,100	14,088	771	15,959	(2,055)	13,904	1987/NA	2013	3-40 years
Illahee Hills	IL	Urbandale	IA	9,342	694	11,980	476	—	694	11,980	476	13,150	(1,635)	11,515	1995/NA	2013	3-40 years
Palmer Hills	IL	Bettendorf	IA	9,117	1,488	10,878	466	—	1,488	10,878	466	12,832	(1,488)	11,344	1990/NA	2013	3-40 years
Blair House	IL	Normal	IL	11,097	329	14,498	627	—	329	14,498	627	15,454	(2,014)	13,440	1989/NA	2013	3-40 years
Grasslands Estates	IL	Wichita	KS	13,783	504	17,888	802	—	504	17,888	802	19,194	(2,500)	16,694	2001/NA	2013	3-40 years
Thornton Place	IL	Topeka	KS	10,995	327	14,415	734	—	327	14,415	734	15,476	(2,084)	13,392	1998/NA	2013	3-40 years
Jackson Oaks	IL	Paducah	KY	14,596	267	19,195	864	—	267	19,195	864	20,326	(2,680)	17,646	2004/NA	2013	3-40 years
Summerfield Estates	IL	Shreveport	LA	4,512	525	5,584	175	—	525	5,584	175	6,284	(709)	5,575	1988/NA	2013	3-40 years
Blue Water Lodge	IL	Fort Gratiot	MI	12,157	62	16,034	833	—	62	16,034	833	16,929	(2,357)	14,572	2001/NA	2013	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (A)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Briarcrest Estates	IL	Ballwin	MO	13,133	1,255	16,509	525	—	1,255	16,509	525	18,289	(2,121)	16,168	1990/NA	2013	3-40 years
Country Squire	IL	St. Joseph	MO	12,814	864	16,353	627	—	864	16,353	627	17,844	(2,209)	15,635	1990/NA	2013	3-40 years
Orchid Terrace	IL	St. Louis	MO	20,268	1,061	26,636	833	—	1,061	26,636	833	28,530	(3,401)	25,129	2006/NA	2013	3-40 years
Chateau Ridgeland	IL	Ridgeland	MS	6,304	967	7,277	535	—	967	7,277	535	8,779	(1,207)	7,572	1986/NA	2013	3-40 years
Grizzly Peak	IL	Missoula	MT	12,505	309	16,447	658	—	309	16,447	658	17,414	(2,217)	15,197	1997/NA	2013	3-40 years
Durham Regent	IL	Durham	NC	18,340	1,061	24,149	605	—	1,061	24,149	605	25,815	(2,965)	22,850	1989/NA	2013	3-40 years
Jordan Oaks	IL	Cary	NC	16,855	2,103	20,847	774	—	2,103	20,847	774	23,724	(2,779)	20,945	2003/NA	2013	3-40 years
Sky Peaks	IL	Reno	NV	15,246	1,061	19,793	605	—	1,061	19,793	605	21,459	(2,565)	18,894	2002/NA	2013	3-40 years
Fleming Point	IL	Greece	NY	15,806	699	20,644	668	—	699	20,644	668	22,011	(2,661)	19,350	2004/NA	2013	3-40 years
Maple Downs	IL	Fayetteville	NY	19,465	782	25,656	668	—	782	25,656	668	27,106	(3,165)	23,941	2003/NA	2013	3-40 years
Stoneybrook Lodge	IL	Corvallis	OR	14,724	1,543	18,119	843	—	1,543	18,119	843	20,505	(2,558)	17,947	1999/NA	2013	3-40 years
Fountains at Hidden Lakes	IL	Salem	OR	5,308	903	6,568	—	—	903	6,568	—	7,471	(735)	6,736	1990/NA	2013	3-40 years
Hidden Lakes	IL	Salem	OR	13,442	1,389	16,639	893	—	1,389	16,639	893	18,921	(2,433)	16,488	1990/NA	2013	3-40 years
Rock Creek	IL	Hillsboro	OR	9,865	1,617	11,783	486	—	1,617	11,783	486	13,886	(1,601)	12,285	1996/NA	2013	3-40 years
Sheldon Oaks	IL	Eugene	OR	13,948	1,577	17,380	675	—	1,577	17,380	675	19,632	(2,353)	17,279	1995/NA	2013	3-40 years
The Regent	IL	Corvallis	OR	6,436	1,111	7,720	228	—	1,111	7,720	228	9,059	(965)	8,094	1983/NA	2013	3-40 years
Essex House	IL	Lemoyne	PA	19,523	936	25,585	668	—	936	25,585	668	27,189	(3,149)	24,040	2002/NA	2013	3-40 years
Manor at Oakridge	IL	Harrisburg	PA	18,568	992	24,379	764	—	992	24,379	764	26,135	(3,100)	23,035	2000/NA	2013	3-40 years
Walnut Woods	IL	Boyertown	PA	13,401	308	18,058	496	—	308	18,058	496	18,862	(2,233)	16,629	1997/NA	2013	3-40 years
Watermark at Logan Square	CCRC	Philadelphia	PA	51,036	8,575	46,031	2,380	990	8,575	46,776	2,625	57,976	(4,492)	53,484	1984/2009	2015	3-40 years
Uffelman Estates	IL	Clarksville	TN	8,130	625	10,521	298	—	625	10,521	298	11,444	(1,318)	10,126	1993/NA	2013	3-40 years
Arlington Plaza	IL	Arlington	TX	7,562	319	9,821	391	—	319	9,821	391	10,531	(1,347)	9,184	1987/NA	2013	3-40 years
The El Dorado	IL	Richardson	TX	10,230	1,316	12,220	710	—	1,316	12,220	710	14,246	(1,850)	12,396	1996/NA	2013	3-40 years
Ventura Place	IL	Lubbock	TX	14,360	1,018	18,034	946	—	1,018	18,034	946	19,998	(2,666)	17,332	1997/NA	2013	3-40 years
Dogwood Estates	IL	Denton	TX	14,380	1,002	18,525	714	—	1,002	18,525	714	20,241	(2,502)	17,739	2005/NA	2013	3-40 years
Madison Estates	IL	San Antonio	TX	11,826	1,528	14,850	268	—	1,528	14,850	268	16,646	(1,720)	14,926	1984/NA	2013	3-40 years
Pinewood Hills	IL	Flower Mound	TX	14,443	2,073	17,552	704	—	2,073	17,552	704	20,329	(2,398)	17,931	2007/NA	2013	3-40 years
The Bentley	IL	Dallas	TX	10,761	2,351	12,270	526	—	2,351	12,270	526	15,147	(1,688)	13,459	1996/NA	2013	3-40 years
Whiterock Court	IL	Dallas	TX	11,004	2,837	12,205	446	—	2,837	12,205	446	15,488	(1,637)	13,851	2001/NA	2013	3-40 years
Pioneer Valley Lodge	IL	North Logan	UT	14,153	1,049	17,920	740	—	1,049	17,920	740	19,709	(2,488)	17,221	2001/NA	2013	3-40 years
Colonial Harbor	IL	Yorktown	VA	16,102	2,211	19,523	689	—	2,211	19,523	689	22,423	(2,571)	19,852	2005/NA	2013	3-40 years
Oakwood Hills	IL	Eau Claire	WI	14,233	516	18,872	645	—	516	18,872	645	20,033	(2,484)	17,549	2003/NA	2013	3-40 years
Triple Net Lease Total				720,692	63,601	897,945	33,034	990	63,601	898,690	33,279	995,570	(117,275)	878,295
Grand Total				1,925,098	182,238	2,194,262	88,808	46,454	182,238	2,216,461	113,063	2,511,762	(275,794)	2,235,968

(A)	For United States federal income tax purposes, the initial aggregate cost basis, including furniture, fixtures, and equipment, was approximately $2.52 billion as of December 31, 2017.
The following table is a rollforward of the gross carrying amount and accumulated depreciation of real estate assets (depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2):

	Year Ended December 31,
Gross carrying amount	2017	2016	2015
Beginning of period	$2,773,179	$2,790,928	$1,638,929
Acquisitions	—	—	1,140,896
Additions	20,667	21,285	11,411
Sales and/or transfers to assets held for sale	(280,593)	(23,213)	—
Disposals and other	(1,491)	(15,821)	(308)
End of period	$2,511,762	$2,773,179	$2,790,928

Accumulated depreciation
Beginning of period	$(218,968)	$(129,788)	$(56,988)
Depreciation expense	(91,623)	(92,372)	(72,767)
Sales and/or transfers to assets held for sale	34,728	3,084	—
Disposals and other	69	108	(33)
Balance at end of year	$(275,794)	$(218,968)	$(129,788)